Inventories - Schedule of Inventory, Current (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Bunkers	$ 1,386,265	$ 1,120,372
Lubricants	1,677,746	1,652,160
Total	$ 3,064,011	$ 2,772,532